Financial Instruments - Summary of Age of Trade and Other Receivables Term Deposits and Security Deposits (Detail) - Trades and other receivables [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	$ 42,435	$ 29,812
Trade and other receivables, Impairment	2,812	2,481
Not past due [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	19,827	11,937
Past due 0-30 days [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	11,407	7,600
Past due 30-120 days [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	5,564	4,704
More than 120 days [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables, Gross	5,637	5,571
Trade and other receivables, Impairment	$ 2,812	$ 2,481